PLEDGE OF ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
PLEDGE OF ASSETS
Summary of pledged assets

	December 31, 2021	December 31, 2020
Property, plant and equipment (Note 7)	5,111,165	5,191,185
Right-of-use assets (Note 20(a))	179,683	273,451
Intangible assets (Note 6)	1,399,972	960,000
Trade receivables and notes receivables (Note 14)	1,982,986	2,747,768
Investments in joint ventures and associates (Note 9)	—	395,610
	8,673,806	9,568,014